SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Issuance of warrants			$ 2,224,778
Fair Value, Inputs, Level 3 [Member]
Fair value at beginning of period	$ 1,354,319	$ 2,549,196	2,549,196
Issuance of warrants	397,363
Embedded conversion feature	$ 490,340
Modification and reclassification of outstanding warrants		$ 114,923
Change in fair value	$ (856,327)	123,199	(1,309,800)	$ 216,701
Fair value at end of period	$ 1,385,695	$ 2,787,318	$ 1,354,319	$ 2,549,196